Revenue	12 Months Ended
Mar. 31, 2026
Revenue [abstract]
Revenue

30. Revenue

(1)
Disaggregation of Revenue
(i)
Revenue recognized from contracts with customers and other sources

		(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Revenue from contracts with customers
Transaction and service income	174,127	203,595	251,041
Revenue from other sources
Interest income (1)	73,884	88,442	116,488
Gains (losses) on financial instruments	4,641	5,529	10,250
Other operating income	1,959	1,512	2,883
Total	254,611	299,078	380,662

(1)
The Group pays guarantee fees to third-party financial institutions to mitigate the credit risk of loans and advances to customers. These guarantee fees are an integral part of the loan arrangement. In accordance with IFRS 9, these guarantee fees are included in the calculation under the effective interest rate method and therefore reduce interest income. The guarantee fees were 14,707 million yen, 18,163 million yen and 20,747 million yen for the years ended March 31, 2024, 2025 and 2026, respectively.
(ii)
Disaggregation of revenue from contracts with customers by type of service

For the year ended March 31, 2024
		(In millions of yen)
	Payment	Financial service	Total
Payment Settlement Services
PayPay Settlement Services	151,673	—	151,673
Credit Payment Settlement Services and Acquiring Services (1)	31,917	—	31,917
Debit Payment Settlement Services	—	4,731	4,731
Payment settlement services deduction (2)	(52,669)	(1,171)	(53,840)
Subtotal	130,921	3,560	134,481
Financial Services	—	20,867	20,867
Other (3)(4)	18,389	390	18,779
Total (5)(6)	149,310	24,817	174,127

For the year ended March 31, 2025
		(In millions of yen)
	Payment	Financial service	Total
Payment Settlement Services
PayPay Settlement Services	193,237	—	193,237
Credit Payment Settlement Services and Acquiring Services (1)	37,192	—	37,192
Debit Payment Settlement Services	—	5,077	5,077
Payment settlement services deduction (2)	(77,161)	(1,309)	(78,470)
Subtotal	153,268	3,768	157,036
Financial Services	—	22,269	22,269
Other (3)(4)	23,329	961	24,290
Total (5)(6)	176,597	26,998	203,595

For the year ended March 31, 2026
		(In millions of yen)
	Payment	Financial service	Total
Payment Settlement Services
PayPay Settlement Services	245,799	—	245,799
Credit Payment Settlement Services and Acquiring Services (1)	46,019	—	46,019
Debit Payment Settlement Services	—	5,468	5,468
Payment settlement services deduction (2)	(100,358)	(1,413)	(101,771)
Subtotal	191,460	4,055	195,515
Financial Services	—	24,706	24,706
Other (3)(4)	29,310	1,510	30,820
Total (5)(6)	220,770	30,271	251,041

(1)
Revenue from Credit Payment Settlement Services and Acquiring Services is presented net of interchange fees charged by the credit card issuer in respect of Acquiring Services, as the Group recognizes revenue based on the settlement amount of the purchase transaction and the predetermined rate, less such interchange fees. The interchange fees were 12,427 million yen, 10,819 million yen and 11,023 million yen for the years ended March 31, 2024, 2025 and 2026, respectively. Refer to the major revenue streams section within Note 3, Material Accounting Policies for more details.
(2)
Payment settlement services deduction mainly consists of rewards given to customers, all the deduction is related to the Payment Settlement Services only.
(3)
Other in the Payment segment includes revenues primarily earned from a monthly paid subscription plan for PayPay Merchants, and is presented net of a revenue deduction, which amounts to 1,870 million yen, 3,408 million yen and 4,554 million yen for the years ended March 31, 2024, 2025 and 2026, respectively. These deductions mainly relate to consideration payable to customers in connection with annual membership fees for a certain type of PayPay Card.
(4)
Other in the Financial service segment includes revenues primarily earned from system platform services provided by Credit Engine, Inc.
(5)
Almost all revenues from external customers of the Group were generated in Japan, which is the Company’s country of domicile, for the years ended March 31, 2024, 2025 and 2026.
(6)
For further details of each service category, refer to major revenue streams section within Note 3, Material Accounting Policies.
(2)
Assets Recognized from the Incremental Costs of Obtaining a Contract

Contract costs are incurred mainly in the PayPay Card’s business.

The Group outsources marketing activities to third-party companies to promote card membership and pays commissions to the third-party companies based on the number of new cardholders acquired by the Group through the third-party companies’ promotions. The commission payment represents an incremental cost of obtaining a contract, because it is a cost that would not have been incurred if the contract for the Credit Payment Settlement Services had not been obtained.

Since August 2024, the Group also outsources marketing activities to a joint venture, PayPay SC Corporation to promote PayPay Settlement Services and pays commissions to the joint venture based on the number of new merchants acquired by the Group through the joint venture’s promotions. The commission payment represents an incremental cost of obtaining a contract, because it is a cost that would not have been incurred if the contract for the PayPay Settlement Services had not been obtained.

	(In millions of yen)
	March 31, 2025	March 31, 2026
Assets recognized from the costs to obtain contracts with customers	8,882	12,077

		(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Amortization expenses of assets recognized from the costs to obtain contracts with customers	1,043	1,297	1,724

(3)
Consideration Payable to a Customer

For consideration payable to a customer accounted for as an asset, refer to customer incentives in Note 19, Other Assets.